Condensed Interim Consolidated Statements of Operations (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total Revenue	€ 4,953,433	€ 7,211,916
Cost and Expenses
Cost of revenues	5,115,942	6,013,713
Selling and administrative	1,131,599	728,329
Selling and administrative - related parties	426,545	508,590
Salaries and benefits	834,206	447,282
Salaries and benefits - related parties	40,865
Bad debt expense	143,483	4,534
Total Cost and Expenses	7,692,640	7,702,448
Income (Loss) from operations	(2,739,207)	(490,532)
Other Income (Expense)
Interest income	32,525
Interest expense	(168,474)	(159,197)
Foreign exchange gain (loss)	13,825	(47,584)
Total Other Income (Expense)	(122,124)	(206,781)
Net Loss Before Income Tax	(2,861,331)	(697,313)
Income tax Expense (Recovery)
- Current
- Deferred
Net Loss	€ (2,861,331)	€ (697,313)
Basic Net Loss per Ordinary Share (in Euro per share)	€ (0.05)	€ (0.01)
Diluted Net Loss per Ordinary Share (in Euro per share)	€ (0.05)	€ (0.01)
Weighted Average Number of Ordinary Shares Outstanding - Basic (in Shares)	55,085,700	50,085,700
Weighted Average Number of Ordinary Shares Outstanding - Diluted (in Shares)	55,085,700	50,085,700
Revenue
Total Revenue	€ 4,808,493	€ 7,019,127
Revenue - related parties
Total Revenue	68,980	184,362
Other operating income
Total Revenue	€ 75,960	€ 8,427